CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income (loss)	$ 121,721,000	$ 138,984,000	$ 102,582,000
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	414,133,000	430,127,000	452,138,000
Amortization of debt issuance costs	6,551,000	6,042,000	5,813,000
Loss from partial redemption of debt	0	5,044,000	0
Losses (gains) and impairment on marketable investment securities, net	(6,995,000)	12,602,000	32,000
Equity in earnings of unconsolidated affiliate	(9,444,000)	(8,502,000)	(5,121,000)
Stock-based compensation	4,822,000	5,204,000	3,152,000
Deferred tax provision	70,901,000	68,011,000	33,492,000
Dividends received from unconsolidated entity	10,000,000	0	2,400,000
Proceeds from sale of trading securities	7,140,000	380,000	17,053,000
Changes in current assets and current liabilities, net:
Trade accounts receivable, net	(39,092,000)	(20,873,000)	(20,061,000)
Advances to and from affiliates, net	(67,579,000)	(67,940,000)	8,057,000
Trade accounts receivable - DISH Network	1,935,000	(2,009,000)	48,842,000
Inventory	(13,221,000)	1,941,000	4,883,000
Other current assets	298,000	(9,894,000)	(4,061,000)
Trade accounts payable	9,429,000	2,598,000	610,000
Accrued expenses and other	30,603,000	7,181,000	12,624,000
Changes in noncurrent assets and noncurrent liabilities, net	14,233,000	8,038,000	(8,543,000)
Other, net	10,436,000	(1,444,000)	(320,000)
Net cash flows from operating activities	565,871,000	575,490,000	653,572,000
Cash Flows from Investing Activities:
Purchases of marketable investment securities	(396,730,000)	(208,821,000)	(509,814,000)
Sales and maturities of marketable investment securities	452,446,000	355,202,000	234,970,000
Expenditures for property and equipment	(381,287,000)	(386,714,000)	(247,341,000)
Changes in restricted cash and cash equivalents	8,320,000	(2,488,000)	(2,538,000)
Payment for EchoStar XXI launch services	(23,750,000)	(11,875,000)	0
Expenditures for externally marketed software	(23,252,000)	(22,327,000)	(22,955,000)
Other, net	(1,636,000)	(10,000)	(35,000)
Net cash flows from investing activities	(365,889,000)	(277,033,000)	(547,713,000)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	1,500,000,000	0	0
Payments of debt issuance costs	(7,097,000)	0	0
Repayment of 6 1/2% Senior Secured Notes Due 2019 and related premium	0	(113,300,000)	0
Repayment of debt and capital lease obligations	(31,669,000)	(39,441,000)	(59,835,000)
Net proceeds from issuance of Hughes Retail Preferred Tracking Stock (Note 3)	0	0	10,601,000
Advances from affiliates	6,982,000	20,002,000	0
Capital contribution from EchoStar	23,750,000	0	0
Other, net	(4,157,000)	(5,154,000)	107,000
Net cash flows from financing activities	1,487,809,000	(137,893,000)	(49,127,000)
Effect of exchange rates on cash and cash equivalents	183,000	(3,131,000)	5,116,000
Net increase in cash and cash equivalents	1,687,974,000	157,433,000	61,848,000
Cash and cash equivalents, beginning of period	382,990,000	225,557,000	163,709,000
Cash and cash equivalents, end of period	2,070,964,000	382,990,000	225,557,000
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest (including capitalized interest)	172,029,000	178,363,000	186,503,000
Capitalized interest	30,202,000	15,852,000	2,168,000
Cash paid for income taxes	4,796,000	4,783,000	8,577,000
Property and equipment financed under capital lease obligations	1,130,000	673,000	1,535,000
Increase in capital expenditures included in accounts payable, net	1,175,000	4,694,000	4,377,000
Reduction of capital lease obligation for AMC-15 and AMC-16 satellites	0	4,500,000	0
Net noncash assets received in connection with Tracking Stock Transaction (Note 3)	0	0	375,287,000
Transfer of launch contracts from EchoStar to HNS	$ 70,300,000	$ 52,250,000	$ 0